SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Supplemental Cash Flow Information
Amount transferred from reserve to deficit	$ 97,953	$ 2,812,376
Amount reserve to common share capital	260,916
Accrued exploration and evaluation expenditures	105,617	6,958
Advance to investment	$ 50,000	139,164
Reduction amount		$ 134,447